Segment, Product and Geographic Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 691,789	$ 840,542	$ 770,739
Taiwan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	254,763	310,191	283,989
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	372,538	436,462	400,501
Other Asia Pacific (Korea and Japan) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	53,053	88,047	84,695
Europe And America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 11,435	$ 5,842	$ 1,554